Earnings Per Common Share (Tables)	12 Months Ended
Jun. 30, 2015
Earnings Per Share (EPS)
Schedule of number of shares outstanding for basic and diluted EPS

	Year ended June 30,
	2015	2014
	(Dollars in thousands, except share and per share data)
Net income from continuing operations	$7,141	$2,692
Preferred stock dividends and accretion	—	—

Net income from continuing operations available to common shareholders	$7,141	$2,692

Weighted average shares used in calculation of basic earnings per share	9,980,733	10,404,784
Incremental shares from assumed exercise of dilutive securities	—	—

Weighted average shares used in calculation of diluted earnings per share	9,980,733	10,404,784

Earnings per common share:
Income from continuing operations	$0.72	$0.26
Income from discontinued operations	0.00	0.00

Earnings per common share	$0.72	$0.26

Diluted earnings per common share:
Income from continuing operations	$0.72	$0.26
Income from discontinued operations	0.00	0.00

Diluted earnings per common share	$0.72	$0.26

Schedule of average anti-dilutive options and warrants
	Year ended June 30,
	2015	2014
Stock options	1,059,721	1,149,131
Warrants	—	—